Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
15.	Goodwill

(1)	Goodwill as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Goodwill related to acquisition of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,155,037	—
Other goodwill		118,847	250,338

	￦	2,938,563	1,915,017

(2)	Details of the impairment testing of Goodwill as of December 31, 2018 is as follows:

Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunication services;

•	goodwill related to Life & Security Holdings Co., Ltd.: Security services; and

•	other goodwill: e-commerce, Security services, and other.

Operating income and expense each are key assumptions in cash flow projections. Based on the Group’s experience, the operating income was estimated by considering market shares with the inclusion of the expected number of subscribers during the projection period and the operating expense was calculated by utilizing costs incurred per subscriber over the projection period.

(*1) Goodwill related to acquisition of Shinsegi Telecom, Inc.

The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 6.1% (6.6% in 2017) to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of (-)0.4% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the Group’s long-term wireless telecommunication business growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(*2) Goodwill related to acquisition of SK Broadband Co., Ltd.

The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 6.2% (5.1% in 2017) to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the Group’s long-term wireless telecommunication business growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(3)	Details of the changes in goodwill for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018		2017
Beginning balance	￦	1,915,017	1,932,452
Acquisition		1,206,702	35,221
Disposal		(807)	—
Impairment loss(*1,2)		(166,838)	(33,441)
Other		(15,511)	(19,215)

	￦	2,938,563	1,915,017

(*1)	As managements of the Group changed their strategy related to investment in shopkick, the Group recognized ￦153,367 million and ￦52,373 million of impairment losses for goodwill and intangible assets, respectively. The Group classified shopkick, Inc. as a single CGU and the recoverable amount was determined based on fair value less cost of disposal, and the fair value is estimated based on the bidding prices from multiple third parties in their respective letter of intent. This fair value is classified as level 3 in the fair value hierarchy.

(*2)	Digital contents service related goodwill of IRIVER LIMITED

The recoverable amount of the CGU was measured based on the value estimated on the present value of the future cash flows for the next five years discounted by 14.4% per annum. The cash flows expected to occur in the period exceeding five years were assumed to increase by 0.0% based on the characteristics of the business unit and of the industry it belongs to. As a result of the impairment test, the carrying value of the CGU exceeds the recoverable amount, thus the Group recognized ￦13,471 million of impairment loss.

As of December 31, 2018 and 2017, accumulated impairment losses are ￦217,548 million and ￦50,710 million, respectively.